Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued Share Capital	Share Premium	(Accumulated Deficit)
BALANCE at Dec. 31, 2014	$ 63,319	$ 10	$ 109,894	$ (46,585)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(32,396)			(32,396)
Loss for the year	(32,396)			(32,396)
Other comprehensive income	0			0
Share-based payments (note 13)	60		60
Dividends paid (note 17)	(448)			(448)
BALANCE at Dec. 31, 2015	30,535	10	109,954	(79,429)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(9,825)			(9,825)
Loss for the year	(9,825)			(9,825)
Other comprehensive income	0			0
Share-based payments (note 13)	50		50
BALANCE at Dec. 31, 2016	20,760	10	110,004	(89,254)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(6,475)			(6,475)
Loss for the year	(6,475)			(6,475)
Other comprehensive income	0			0
Share-based payments (note 13)	30		30
Issuance of common shares (note 10)	27,282	110	27,172
Issuance of common stock due to exercise of warrants (note 10)	2,371	6	2,365
BALANCE at Dec. 31, 2017	$ 43,968	$ 126	$ 139,571	$ (95,729)